Offerings - Offering: 1	Feb. 27, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | share	2,331,377
Proposed Maximum Offering Price per Unit	107.56
Maximum Aggregate Offering Price	$ 250,751,204.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,628.74
Offering Note
(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2) Consists of 2,331,377 shares of Class A common stock, par value $0.0001 per share of Duolingo, Inc. (the “Registrant”) that became available for issuance on January 1, 2026 under the Registrant’s 2021 Incentive Award Plan, by operation of an automatic annual increase provision therein.
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant’s Class A common stock as reported on The Nasdaq Stock Market LLC on February 25, 2026.
(4) The Registrant does not have any fee offsets.